Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments, net of receipts due under terms of subleases under all operating leases

Future minimum lease payments, net of receipts due under the terms of subleases, under all operating leases at December 31, 2016 are as follows:

Future Lease
(in thousands)	Payment
2017	$952
2018	946
2019	529
2020	428
2021	254
2022	—

$3,109